Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

October 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Floating Rate Fund (the “Fund”), a series of Deutsche Portfolio Trust (the “Trust”) (Reg. Nos. 002-13627; 811-00042)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 141 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on September 28, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.